Accounts receivable	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable
Amounts receivable from customers relate to management, incentive, performance fees, reimbursement of expenses from investment funds, and financial advisory services. The Group has not recorded write-offs or allowances for uncollectible accounts receivable for the years presented in these consolidated financial statements.

	2023	2022

Current (a)	127,363	125,405
Non-current (b)	14,900	6,254
Accounts receivable	142,263	131,659

(a)Current balances include overdue postponed collections of management fees of US$ 86.7 million (US$ 16.0 million for the current year of which US$ 11.5 million was renegotiated during June 2023 and US$ 70.7 million related to prior years management fees renegotiation but overdue as of December 31, 2023) related to PBPE Fund IV (Ontario), L.P. (“PBPE Fund IV”) and Patria Real Estate III. The renegotiations and postponement of these collections commenced in prior years and the management fees were recognized as receivable in prior years. The table below reflects the original billing dates and when revenue from management fees were recognized. These relate to management past fees due and uncollected because of the Group’s decision to postpone the collection of certain investment funds billed fees. All renegotiated and postponed balances as of December 31, 2023 are expected to be recovered over the next twelve months subject to the timing of the realization of underlying investment fund assets and based on the estimated cash needs of the investment funds over the next twelve months. Management has evaluated and concluded that no allowances for uncollectible accounts needs to record supported by contracts and commitments of the investors of the funds, and based on the fact that the funds have significant investments to be realized that will generate cash in order to settle the outstanding balances with the Group.

Fund Structure	Overdue balance as of December 31, 2023	Year Revenue recognized (millions)

PBPE Fund IV	US$ 77.3 million	2023: US$ 13.2
2022: US$ 18.1
Patria Real Estate III	US$ 9.4 million	2023: US$ 2.5
2022: US$ 5.7

(b)Non-current balances as of December 31, 2023 are mainly performance fees receivable from Patria Infrastructure Fund III in 2026 of $ 9.3 million, and a receivable from Patria Private Equity Fund V (“PE V”) as disclosed under long term investments in note 12 (b). No interest is charged and the impact of the present value adjustment using the effective interest rate method at the date of initial recognition is not material.